1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

May 7, 2021
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Star Mountain Credit Opportunities Fund, LP

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Star Mountain Credit Opportunities Fund, LP (the “Company”), an externally-managed, non-diversified, closed-end management investment company that intends to elect to be treated as a business development company under the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form 10 (the “Registration Statement”). The purpose of this filing is to address comments of the Securities and Exchange Commission regarding the Company’s initial Registration Statement, as filed on March 16, 2021.

If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz